Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Property and Equipment

4. Property and Equipment

As of September 30, 2020 and December 31, 2019, property and equipment consisted of the following:

	2020	2019	Useful lives
Equipment	$7,039	$5,910	5 – 10 years
Capital lease	201	201	5 years
Furniture	176	125	5 – 10 years
Leasehold Improvements	2,732	2,732	Lesser of useful life/remaining lease
Tooling	588	150	2 – 3 years
Total	10,736	9,118
Less: Accumulated Depreciation and Amortization	(4,919)	(3,802)
	$5,817	$5,316

Depreciation and amortization expense related to property and equipment was $1,112 and $1,740 during the nine months ended September 30, 2020 and 2019, respectively.

4. Property and Equipment

As of December 31, 2019 and 2018, property and equipment consisted of the following:

	2019	2018	Useful lives
Equipment	$5,910	$9,438	5 – 10 years
Capital lease	201	225	5 years
Furniture	125	186	5 – 10 years
Leasehold Improvements	2,732	3,130	Lesser of useful life/remaining lease
Construction in progress	—	50
Tooling	150	907	2 – 3 years
Total	9,118	13,936
Less: Accumulated Depreciation and Amortization	(3,802)	(7,394)
	$5,316	$6,542

Depreciation and amortization expense related to property and equipment was $2,083 and $2,417, during the years ended December 31, 2019 and 2018, respectively.